Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
On September 16, 2019, the Company acquired Grand River Jackpot which was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed has been recorded as goodwill of $34.5 million as of June 30, 2020 and December 31, 2019, of which $28.7 million is deductible for tax purposes.
As previously discussed in Note 1, the Company evaluated its goodwill for potential impairment triggers as of June 30, 2020. As a result of this analysis, no impairment losses were recorded.	Goodwill
On September 16, 2019, the Company acquired Grand River Jackpot which was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed has been recorded as goodwill of $34.5 million as of December 31, 2019, of which $27.3 million is deductible for tax purposes. See Note 10 for more information on how the amount of goodwill was calculated.
The Company had no goodwill prior to the Grand River Jackpot acquisition.
Given the very short timeframe between the initial recording of the goodwill and the Company’s annual impairment test on October 1, 2019, the Company did not perform a full valuation by a third party to determine the fair value of its goodwill. Instead the Company assessed qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of its goodwill is less than its carrying amount. In performing this assessment, the Company considered such factors as its historical performance, its growth opportunities in existing markets; new markets and new products in determining whether the goodwill was impaired. The Company also referenced its forecasts of revenue, operating income, and capital expenditures and concluded the carrying value of its goodwill was not impaired as of October 1, 2019.